Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables, Net

a) The detail of trade and other receivables as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	Balance as of
Trade and Other Receivables, Gross	Current			Non-Current
	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$

Trade and other receivables, gross	3,020,667	1,806,551	1,681,848	712,717	557,898	561,417
Trade receivables, gross	2,342,813	1,492,862	1,210,566	96,367	115,564	115,854
Other receivables, gross (1)	677,854	313,689	471,282	616,350	442,334	445,563

	Balance as of
Trade and Other Receivables, Net	Current			Non-Current
	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$

Trade and other receivables, net	2,465,905	1,538,858	1,532,234	712,717	537,212	561,417
Trade receivables, net	1,791,262	1,229,445	1,062,537	96,367	94,878	115,854
Other receivables, net (1)	674,643	309,413	469,697	616,350	442,334	445,563

(1) Includes as of December 31, 2017, mainly accounts receivable related to loans and advances to employees for ThUS22,330 (ThUS$21,113 and ThUS$ 19,828 as of December 31, 2016 and January 1, 2016, respectively);  recoverable taxes (VAT) of ThUS$70,945 (ThUS$68,372 and ThUS$87,940 as of December 31, 2016 and January 1, 2016, respectively); and Accounts receivable at our Brazilian subsidiaries Enel Distribución Río S.A.and Enel Distribución Ceará S.A., following the signing in 2014 of the addendum to the concession contracts where the outstanding assets are recoverable and/or can be offset in subsequent tariff periods for ThUS$365,086 (ThUS$27,733  and ThUS$212,345 as of December 31, 2016 and  January 1, 2016, respectively), which are guaranteed by the Brazilian government; a receivable to “low income” consumers for ThUS$243,022 (ThUS$184,183  and ThUS$118,002 as of December 31, 2016 and January 1, 2016, respectively) to which a social discount is applied determining a “low income” final tariff, where the Brazilian government replenish such discount to our subsidiaries Enel Distribución Río S.A. and Enel Distribución through a state subsidy; and receivables related to the VOSA project in Argentina for ThUS$353,738 (ThUS$347,670 and ThUS$334,326 as of December 31, 2016 and January 1, 2016, respectively).

Summary of Balance of Past Due But Not Impaired Trade Receivables
b)	As of December 31, 2017, 2016 and January 1, 2016, the balance of past due but not impaired trade receivables is as follows:
	Balance as of
Trade Receivables Past Due But Not Impaired (*)	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$
Less than three months	410,907	239,540	166,013
Between three and six months	93,335	28,511	36,306
Between six and twelve months	48,104	25,941	39,738
More than twelve months	52,305	23,890	9,906
Total	604,651	317,882	251,963

(*) These balances are matured, but unimpaired, receivables and the portion not subject to provision of other matured receivables.

Disclosure Of Reconciliation Of Changes In Allowance For Impairment Of Trade Receivables Explanatory

The reconciliation of changes in the allowance for impairment of trade receivables is as follows:

Trade Receivables Past Due and Impaired	Current and Non-Current ThUS$

Balance as of January 1, 2016	149,614
Increases (decreases) for the year (*)	131,252
Amounts written off	(76,468)
Foreign currency translation differences	75,593
Other movements	8,389
Balance as of December 31, 2016	288,380
Increases (decreases) for the year (*)	124,120
Amounts written off	(81,995)
Foreign currency translation differences	(18,406)
Other movements	242,663
Balance as of December 31, 2017	554,762

(*) See Note 29.  Impairment losses on financial assets.